Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.77%
Communication services: 9.07%
Interactive media & services: 7.37%
Alphabet Incorporated Class C †	3,439	$ 9,605,093
Meta Platforms Incorporated Class A †	21,989	4,889,474
		14,494,567
Wireless telecommunication services: 1.70%
T-Mobile US Incorporated †	26,073	3,346,470
Consumer discretionary: 11.75%
Internet & direct marketing retail: 4.70%
Amazon.com Incorporated †	2,592	8,449,790
Farfetch Limited Class A †	53,234	804,898
		9,254,688
Multiline retail: 1.73%
Dollar General Corporation	15,248	3,394,662
Specialty retail: 4.23%
Burlington Stores Incorporated †	12,934	2,356,187
The Home Depot Incorporated	12,247	3,665,895
Ulta Beauty Incorporated †	5,765	2,295,738
		8,317,820
Textiles, apparel & luxury goods: 1.09%
Deckers Outdoor Corporation †	7,829	2,143,345
Consumer staples: 2.83%
Food & staples retailing: 1.58%
Sysco Corporation	38,037	3,105,721
Household products: 1.25%
Church & Dwight Company Incorporated	24,708	2,455,481
Financials: 6.74%
Capital markets: 5.01%
CME Group Incorporated	6,013	1,430,252
Intercontinental Exchange Incorporated	24,650	3,256,758
S&P Global Incorporated	6,508	2,669,451
The Charles Schwab Corporation	29,518	2,488,663
		9,845,124
Insurance: 1.73%
Marsh & McLennan Companies Incorporated	19,945	3,399,027
Health care: 11.63%
Health care equipment & supplies: 4.63%
Boston Scientific Corporation †	76,686	3,396,423
LivaNova plc †	37,812	3,094,156
Medtronic plc	23,604	2,618,864
		9,109,443
See accompanying notes to portfolio of investments

Allspring VT Opportunity Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Health care providers & services: 2.53%
UnitedHealth Group Incorporated	9,749	$ 4,971,698
Health care technology: 0.50%
Schrodinger Incorporated †	28,732	980,336
Life sciences tools & services: 3.97%
Agilent Technologies Incorporated	16,960	2,244,317
Bio-Rad Laboratories Incorporated Class A †	3,914	2,204,482
Thermo Fisher Scientific Incorporated	5,707	3,370,840
		7,819,639
Industrials: 16.50%
Aerospace & defense: 1.31%
MTU Aero Engines AG	11,145	2,577,615
Building products: 3.15%
Carlisle Companies Incorporated	16,754	4,120,144
The AZEK Company Incorporated †	83,277	2,068,601
		6,188,745
Commercial services & supplies: 1.74%
Republic Services Incorporated	25,907	3,432,678
Electrical equipment: 1.49%
Regal Rexnord Corporation	19,683	2,928,437
Machinery: 3.56%
Fortive Corporation	51,308	3,126,196
Ingersoll Rand Incorporated	34,863	1,755,352
SPX Corporation †	42,973	2,123,296
		7,004,844
Professional services: 2.17%
CoStar Group Incorporated †	25,752	1,715,341
Dun & Bradstreet Holdings Incorporated †	146,253	2,562,353
		4,277,694
Trading companies & distributors: 3.08%
Air Lease Corporation	65,022	2,903,232
United Rentals Incorporated †	8,861	3,147,516
		6,050,748
Information technology: 29.84%
Electronic equipment, instruments & components: 4.17%
Amphenol Corporation Class A	48,351	3,643,248
Teledyne Technologies Incorporated †	9,658	4,564,661
		8,207,909
IT services: 5.24%
Fidelity National Information Services Incorporated	32,938	3,307,634
Genpact Limited	57,768	2,513,486
MasterCard Incorporated Class A	12,546	4,483,689
		10,304,809
See accompanying notes to portfolio of investments

2  |  Allspring VT Opportunity Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 4.19%
Marvell Technology Incorporated	41,041	$ 2,943,050
Texas Instruments Incorporated	28,891	5,300,921
		8,243,971
Software: 11.18%
Fair Isaac Corporation †	6,296	2,936,832
Palo Alto Networks Incorporated †	5,034	3,133,715
Riskified Limited Class A †«	67,137	405,507
Salesforce.com Incorporated †	27,380	5,813,322
ServiceNow Incorporated †	5,209	2,900,840
Splunk Incorporated †	21,893	3,253,519
Workday Incorporated Class A †	14,809	3,546,159
		21,989,894
Technology hardware, storage & peripherals: 5.06%
Apple Incorporated	56,989	9,950,849
Materials: 3.62%
Chemicals: 2.57%
Ashland Global Holdings Incorporated	30,986	3,049,332
Olin Corporation	38,131	1,993,489
		5,042,821
Metals & mining: 1.05%
Steel Dynamics Incorporated	24,813	2,070,149
Real estate: 6.79%
Equity REITs: 6.79%
American Tower Corporation	12,695	3,189,238
Equinix Incorporated	4,812	3,568,675
Sun Communities Incorporated	17,802	3,120,513
VICI Properties Incorporated	122,286	3,480,260
		13,358,686
Total Common stocks (Cost $128,757,194)		194,267,870

		Yield
Short-term investments: 1.37%
Investment companies: 1.37%
Allspring Government Money Market Fund Select Class ♠∞		0.18%	2,425,992	2,425,992
Securities Lending Cash Investments LLC ♠∩∞		0.40	276,900	276,900
Total Short-term investments (Cost $2,702,892)				2,702,892
Total investments in securities (Cost $131,460,086)	100.14%			196,970,762
Other assets and liabilities, net	(0.14)			(277,994)
Total net assets	100.00%			$196,692,768

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

Allspring VT Opportunity Fund  |  3

Portfolio of investments—March 31, 2022 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,561,097	$7,981,873	$(7,116,978)	$0	$0	$2,425,992	2,425,992	$295
Securities Lending Cash Investments LLC	4,058,435	3,159,010	(6,940,545)	0	0	276,900	276,900	647#
				$0	$0	$2,702,892		$942

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring VT Opportunity Fund

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the

Allspring VT Opportunity Fund  |  5

Notes to portfolio of investments—March 31, 2022 (unaudited)

fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$17,841,037	$0	$0	$17,841,037
Consumer discretionary	23,110,515	0	0	23,110,515
Consumer staples	5,561,202	0	0	5,561,202
Financials	13,244,151	0	0	13,244,151
Health care	22,881,116	0	0	22,881,116
Industrials	29,883,146	2,577,615	0	32,460,761
Information technology	58,697,432	0	0	58,697,432
Materials	7,112,970	0	0	7,112,970
Real estate	13,358,686	0	0	13,358,686
Short-term investments
Investment companies	2,702,892	0	0	2,702,892
Total assets	$194,393,147	$2,577,615	$0	$196,970,762
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring VT Opportunity Fund